Financial Instruments (Schedule of Interest Rates Used to Discount Estimated Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans from banks [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	Euribor+ 2.53%	Euribor+ 2.53%
Loans from banks Two [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks Three [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value		Euribor+ 1.85%
Loans from banks Four [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	fix rate for 5 years 2.9% - 3.1%	fix rate for 5 years 2.9% - 3.1%